Common Stock and Warrants (Tables)	12 Months Ended
Aug. 31, 2016
Common Stock And Warrants Tables
Warrants outstanding and exercisable
	Shares of Common Stock Issuable from Warrants Outstanding as of August 31,		Weighted Average
Description	2016	2015	Exercise Price	Expiration

Series H	-	3,906	$0.83	February 1, 2016
Series I	921,875	921,875	$1.37	December 31, 2020
Series J	3,110,378	3,110,378	$1.12	December 31, 2020
Series K	3,110,378	3,110,378	$1.20	December 31, 2020
Series L	500,000	500,000	$1.20	December 7, 2020
Series M	375,000	-	$2.34	December 31, 2020
Series N	767,000	-	$3.38	December 31, 2020
Series O	618,000	-	$3.10	October 31, 2017
Series P	309,000	-	$3.70	April 30, 2018
Series Q	937,500	-	$3.20	June 20, 2019
Series R	937,500	-	$4.00	June 20, 2021
Total	11,586,631	7,646,537